Form N-1A Supplement	Sep. 05, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 5, 2025 TO
THE PROSPECTUSES DATED AUGUST 20, 2025 AND THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectuses and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the "Trust") regarding VanEck Consumer Discretionary TruSector ETF and VanEck Technology TruSector ETF (each, a "Fund", together, the "Funds"), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective September 8, 2025, Van Eck Absolute Return Advisers Corporation, the investment adviser to the VanEck Consumer Discretionary TruSector ETF, has agreed to lower the unitary management fee rate for the Fund from 0.12% to 0.10%.

Additionally, effective September 8, 2025, Van Eck Absolute Return Advisers Corporation, the investment adviser to the VanEck Technology TruSector ETF, has agreed to lower the unitary management fee rate for the Fund from 0.12% to 0.10%.

Furthermore, effective immediately, each Fund expects to distribute net investment income, if any, at least quarterly. Previously, each Fund expected to distribute net investment income at least annually.

Accordingly, each Fund's Prospectus is supplemented as follows:
The "Annual Fund Operating Expenses" and "Expense Example" tables (including the related footnotes) as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following: